Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, each as supplemented or amended (as applicable), of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Growth Fund and Columbia Integrated Small Cap Growth Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Value Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The rest of each section remains the same.
The portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund of Columbia Integrated Large Cap Growth Fund and Columbia Integrated Large Cap Value Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2023
The rest of the section remains the same.
The third paragraph under the caption "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus for Columbia Integrated Large Cap Growth Fund and Columbia Integrated Small Cap Growth Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The third paragraph under the caption "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus for Columbia Integrated Large Cap Value Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
SUP000_00_137_(11/23)

The fourth paragraph under the caption "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus for each Fund is hereby superseded and replaced with the following:
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) employs quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also integrates environmental, social, and governance (ESG) considerations into its investment process. The ESG factors that may be considered as part of the Investment Manager's overall assessment of the risks and opportunities presented by an investment vary by issuer, depending in part on the availability and reliability of relevant information, and may include risks to the issuer's business arising out of its environmental and social impacts and its corporate governance practices, to the extent ESG factors are anticipated to have a financial impact on an investment under consideration or held in the Fund.
The rest of each section remains the same.
The portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2022 (Managed Predecessor Fund of Columbia Integrated Large Cap Growth Fund and Columbia Integrated Large Cap Value Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2023
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP000_00_137_(11/23)